Redeemable Convertible Preferred Stock and Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Summary of Reserved for Issuance Upon the Potential Conversion or Exercise
The number of shares of Common Stock that have been reserved for issuance upon the potential conversion or exercise, as applicable, of the Company’s securities as of September 30, 2024, is as follows:

Outstanding options to purchase Common Stock	7,108,316
Restricted Stock Units	530,778
Warrants to purchase Common Stock	19,231,301
Shares of Common Stock issued upon the exercise of Public Warrants	18,759,554
Series A Preferred Stock	2,260,159
Earn-Out Shares	9,000,000
Convertible Notes	479,196

Total	57,369,304

Summary of Warrants to Purchase the Classes of Preferred Stock and Common Stock Outstanding	As of September 30, 2024, there were 403,658 Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.

In connection with the Public Offering and Private Placement, we issued the Public Offering Warrants and Private Placement Warrants. As of September 30, 2024, there were 16,567,484 Public Offering Warrants and 2,260,159 Private Placement Warrants outstanding to purchase Common Stock.

September 30, 2024
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.2	Common Stock	Equity	44,272	$2.44
3/30/2021	6.5	Common Stock	Liability	130,053	6.73
9/15/2022	8.0	Common Stock	Liability	45,238	12.14
6/4/2022	7.7	Common Stock	Liability	45,238	12.14
1/17/2017	2.3	Common Stock	Equity	73,349	0.02
8/3/2017	2.8	Common Stock	Equity	9,779	1.13
9/8/2017	2.9	Common Stock	Liability	28,764	1.05
6/19/2018	3.7	Common Stock	Liability	17,977	1.05
6/25/2019	4.7	Common Stock	Liability	8,988	1.05
7/1/2024	4.8	Common Stock	Liability	18,827,643	1.20

				19,231,301

December 31, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.9	Common Stock	Equity	44,272	$2.44
3/30/2021	7.2	Common Stock	Liability	130,053	6.73
9/15/2022	8.7	Common Stock	Liability	45,238	12.14
6/4/2022	8.4	Common Stock	Liability	45,238	12.14
1/17/2017	3.0	Common Stock	Equity	73,349	0.02
8/3/2017	3.6	Common Stock	Equity	9,779	1.13
9/8/2017	3.7	Common Stock	Liability	28,764	1.05
6/19/2018	4.5	Common Stock	Liability	17,977	1.05
6/25/2019	5.5	Common Stock	Liability	8,988	1.05

				403,658

As of December 31, 2023, there were 403,658 such Rollover Warrants outstanding to purchase Common Stock. Upon the closing of the Business Combination, certain Legacy Allurion preferred stock and Legacy Allurion common stock warrants that were converted into Rollover Warrants were determined to be equity classified.

December 31, 2023
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
12/1/2014	0.9	Common stock	Equity	44,272	$2.44
3/30/2021	7.2	Common stock	Liability	130,053	6.73
9/15/2022	8.7	Common stock	Liability	45,238	12.14
6/4/2022	8.4	Common stock	Liability	45,238	12.14
1/17/2017	3.0	Common stock	Equity	73,349	0.02
8/3/2017	3.6	Common stock	Equity	9,779	1.13
9/8/2017	3.7	Common stock	Liability	28,764	1.05
6/19/2018	4.5	Common stock	Liability	17,977	1.05
6/25/2019	5.5	Common stock	Liability	8,988	1.05

				403,658

December 31, 2022
Issuance Date	Remaining Contractual Term (in years)	Underlying Equity Instrument	Balance Sheet Classification	Shares Issuable Upon Exercise of Warrant	Weighted Average Exercise Price
4/1/2013	0.2	Series A-1 Preferred Stock	Liability	16,557	$1.95
12/1/2014	1.9	Series B Preferred Stock	Liability	60,768	2.44
3/30/2021	8.2	Series C Preferred Stock	Liability	130,053	6.73
9/15/2022	9.7	Series D-1 Preferred Stock	Liability	45,238	12.14
6/4/2022	9.4	Series D-1 Preferred Stock	Liability	45,238	12.14
1/17/2017	4.0	Common stock	Liability	73,349	0.02
8/3/2017	4.6	Common stock	Liability	9,779	1.13
9/8/2017	4.7	Common stock	Liability	28,764	1.05
6/19/2018	5.5	Common stock	Liability	17,977	1.05
6/25/2019	6.5	Common stock	Liability	8,988	1.05

				436,711